Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020
Other commitments
Maturity less than 1 year	SFr 28,342	SFr 23,880
Maturity between 1 to 3 years	44,275	50,370
Maturity between 3 to 5 years	43,859	39,614
Maturity greater than 5 years	11,857	11,130
Total gross amount	128,333	124,994
Total net amount	123,745	121,039
Collateral received	59,041	55,479
Unused revocable credit limits	143,992	130,877
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,796	3,915
Maturity between 1 to 3 years	116	97
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	4,912	4,012
Total net amount	4,602	3,963
Collateral received	2,801	2,404
Loan commitments
Other commitments
Maturity less than 1 year	22,959	19,813
Maturity between 1 to 3 years	44,143	48,855
Maturity between 3 to 5 years	43,848	39,605
Maturity greater than 5 years	11,609	10,749
Total gross amount	122,559	119,022
Total net amount	118,281	115,116
Collateral received	55,766	53,039
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	466	17
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	466	17
Total net amount	466	17
Collateral received	466	17
Other commitments
Other commitments
Maturity less than 1 year	121	135
Maturity between 1 to 3 years	16	1,418
Maturity between 3 to 5 years	11	9
Maturity greater than 5 years	248	381
Total gross amount	396	1,943
Total net amount	396	1,943
Collateral received	8	19
Bank
Other commitments
Maturity less than 1 year	28,342	23,880
Maturity between 1 to 3 years	44,275	50,370
Maturity between 3 to 5 years	43,859	39,614
Maturity greater than 5 years	11,857	11,130
Total gross amount	128,333	124,994
Total net amount	123,745	121,039
Collateral received	59,041	55,479
Unused revocable credit limits	144,079	130,965
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,796	3,915
Maturity between 1 to 3 years	116	97
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	4,912	4,012
Total net amount	4,602	3,963
Collateral received	2,801	2,404
Bank | Loan commitments
Other commitments
Maturity less than 1 year	22,959	19,813
Maturity between 1 to 3 years	44,143	48,855
Maturity between 3 to 5 years	43,848	39,605
Maturity greater than 5 years	11,609	10,749
Total gross amount	122,559	119,022
Total net amount	118,281	115,116
Collateral received	55,766	53,039
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	466	17
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	466	17
Total net amount	466	17
Collateral received	466	17
Bank | Other commitments
Other commitments
Maturity less than 1 year	121	135
Maturity between 1 to 3 years	16	1,418
Maturity between 3 to 5 years	11	9
Maturity greater than 5 years	248	381
Total gross amount	396	1,943
Total net amount	396	1,943
Collateral received	SFr 8	SFr 19